Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Detail) € in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of capital management and solvency [line items]
Total shareholders' equity-based on IFRS as adopted by the EU	€ 19,543	€ 20,573
Non-controlling interests, share options and incentive plans not yet exercised	80	81
Revaluation reserves	(3,461)	(4,920)
Adjusted shareholders' equity	16,162	15,733
Subordinated borrowings	1,389	764
Trust pass-through securities	133	133
Currency revaluation other equity instruments1)	110	40
Hybrid leverage	4,895	4,669
Senior debt	1,774	2,312
Senior leverage	1,774	2,312
Total gross financial leverage	6,669	6,982
Total capitalization	€ 22,831	€ 22,715
Gross financial leverage ratio	29.20%	30.70%
Fixed Charge Coverage	8.2	8.2
Fixed floating subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings	€ 1,389	€ 695
Non-cumulative subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings		69
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Junior perpetual capital securities	2,808	3,008
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Junior perpetual capital securities	€ 454	454
Non-cumulative subordinated notes [member]
Disclosure of capital management and solvency [line items]
Junior perpetual capital securities		€ 271